Schedule of Property and Equipment Estimated Useful Lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	12 years	12 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives, description	Not depreciated	Not depreciated
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives, description	Lessor of lease term or 5 years	Lessor of lease term or 5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years	5 years